RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended		8 Months Ended	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Sep. 13, 2024	Dec. 31, 2024	Dec. 31, 2023	Sep. 13, 2023
Related Party Transaction [Line Items]
Net operating expense	$ 8,261,585	$ 6,656,123		$ 28,842,787	$ 30,872,293
Receivables, net, current	1,200,000			200,000	3,800,000
Cah advance	1,792,418			2,056,472	1,422,580
Transition Services Agreement [Member]
Related Party Transaction [Line Items]
Other expenses				400,000
Healthier Choices Management Corp [Member]
Related Party Transaction [Line Items]
Allocation amount	600,000			2,100,000	2,500,000
Net operating expense	700,000		$ 1,700,000		$ 2,500,000
Net payable	$ 1,200,000					$ 1,200,000
Cah advance				800,000
Due from affiliates				$ 100,000